June 22, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Calamos Global Total Return Fund (File Nos. 333-224205, 811-21547)

Ladies and Gentleman:

On behalf of the Trust, we are filing today, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Amendment”). This Amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, filing exhibits, completing certain open information and to make certain other material changes. This Amendment has been marked to indicate changes made from the Trust’s initial Registration Statement on Form N-2, filed on April 9, 2018.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $9,213.00 to the designated lockbox at U.S. Bank in St. Louis, Missouri to register the additional $74,000,000 of common shares. The $9,213.00 amount excludes $124.50 previously paid with the initial registration statement on April 9, 2018 to register $1,000,000 of common shares.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-1105.

Very truly yours,

/s/ Tammie Lee

Tammie Lee

cc:	John P. Calamos, Sr.
J. Christopher Jackson, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP